Provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions
Provisions, beginning of period	£ (139)	£ (168)
Exchange adjustments	6	(4)
Charge for the period	(57)	(61)
Reversed unused	40	13
Utilised	65	77
Other movements		4
Provisions, end of period	(97)	(139)
To be settled within one year	(71)	(112)
To be settled after one year	(26)	(27)
Restructuring programmes
Provisions
Provisions, beginning of period	(112)	(132)
Exchange adjustments	4	(3)
Charge for the period	(7)	(52)
Reversed unused	35	9
Utilised	50	68
Other movements	(2)	8
Provisions, end of period	(36)	(112)
Other provisions
Provisions
Provisions, beginning of period	(27)	(36)
Exchange adjustments	2	(1)
Charge for the period	(50)	(9)
Reversed unused	5	4
Utilised	15	9
Other movements	2	(4)
Provisions, end of period	£ (61)	£ (27)